Related Parties - Summary of Transactions Between Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Interbank investments
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	R$ 1,000
Revenue / (expenses)	R$ 58
Short-term Interbank investments | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	4.4
Assets / (liabilities)	R$ 1,000
Revenue / (expenses)	58
Loan Operations [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	83	R$ 144
Revenue / (expenses)	R$ 6	187	R$ 6
Loan Operations [Member] | Alpargatas SA [Member]
Disclosure of transactions between related parties [line items]
Annual rate	2.35% to 6% / 2% + CDI
Assets / (liabilities)	R$ 30	49
Revenue / (expenses)	R$ 1	3	6
Loan Operations [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	113% CDI
Assets / (liabilities)	R$ 53	95
Revenue / (expenses)	5	184
Derivative financial instruments - assets and liabilities [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	99
Revenue / (expenses)	0	(138)
Derivative financial instruments - assets and liabilities [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	0	(138)
Deposits [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0	(70)
Revenue / (expenses)	(1)	(10)	(1)
Deposits [member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0	(70)
Revenue / (expenses)	0	(9)
Deposits [member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(1)	(1)	(1)
Deposits received under securities repurchase agreements
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(374)	(29)
Revenue / (expenses)	R$ (14)	(2)	(2)
Deposits received under securities repurchase agreements | Other [member]
Disclosure of transactions between related parties [line items]
Annual rate	75% to 96% CDI / 3.75%
Assets / (liabilities)	R$ (331)	(10)
Revenue / (expenses)	R$ (12)	(1)	(1)
Deposits received under securities repurchase agreements | Duratex S.A. [Member]
Disclosure of transactions between related parties [line items]
Annual rate	76% to 97.50% CDI
Assets / (liabilities)	R$ (43)	(19)
Revenue / (expenses)	(2)	(1)	(1)
Amounts Receivable from payable to related companies banking service fees expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(151)	(126)
Revenue / (expenses)	3	50	37
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(8)	9
Revenue / (expenses)	12	14	10
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Olimpia Promocao e Servicos S.A. [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(5)	(3)
Revenue / (expenses)	(31)	(25)	(18)
Amounts Receivable from payable to related companies banking service fees expenses [Member] | ConectCar Solucoes de Mobilidade Eletronica S.A [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(46)	(34)
Revenue / (expenses)	7	4	3
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Itau Unibanco Foundation - Supplementary Pensions [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	(93)	(98)
Revenue / (expenses)	43	51	37
Amounts Receivable from payable to related companies banking service fees expenses [Member] | Itasa Investimentos Ita SA [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	1
Revenue / (expenses)	(28)	6	5
Rental revenues expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(39)	(46)	(34)
Rental revenues expenses [Member] | Other [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(1)	(3)	(7)
Rental revenues expenses [Member] | Itau Unibanco Foundation - Supplementary Pensions [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(32)	(36)	(27)
Rental revenues expenses [Member] | FUNBEP - Multisponsored Association [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(6)	(7)
Donation expenses [Member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	(35)	(95)	(93)
Sponsorship expenses [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	29
Revenue / (expenses)	(15)	(32)	(32)
Sponsorship expenses [member] | Ita Cubo Coworking Association [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	29
Revenue / (expenses)	(14)	(31)	(31)
Sponsorship expenses [member] | Ita Viver Mais Association [member]
Disclosure of transactions between related parties [line items]
Assets / (liabilities)	0
Revenue / (expenses)	R$ (1)	R$ (1)	R$ (1)